Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating revenues: (Notes 2(e), 5 and 18)
Time charter and bareboat revenues	$ 278,191	$ 212,501	$ 172,878
Loss of hire insurance recoveries (Notes 2(t) and 8)	450	5,176
Other income	815	1,526	793
Total revenues (Notes 2(e), 5, 6, 7 and 18)	279,456	219,203	173,671
Operating expenses: (Note 18)
Vessel operating expenses (Note 2(e))	56,730	46,709	30,903
Depreciation (Note 13)	88,756	71,583	56,230
General and administrative expenses	5,290	5,555	4,371
Total operating expenses	150,776	123,847	91,504
Operating income	128,680	95,356	82,167
Finance income (expense): (Notes 2(f) and 18)
Interest income	739	248	24
Interest expense (Note 9(a))	(49,956)	(30,714)	(20,867)
Other finance expense (Note 9(b))	(1,260)	(1,406)	(1,311)
Realized and unrealized gain (loss) on derivative instruments (Note 10)	4,039	4,831	1,213
Net gain (loss) on foreign currency transactions	(79)	(267)	(139)
Total finance expense	(46,517)	(27,308)	(21,080)
Income before income taxes	82,163	68,048	61,087
Income tax benefit (Notes 2(r) and 17)	2	16	15
Net income	82,165	68,064	61,102
Series A Preferred unitholders' interest in net income	7,200	5,253
General Partner's interest in net income	1,384	1,160	1,256
Limited Partners' interest in net income	$ 73,581	$ 61,651	$ 59,846
Earnings per unit (Basic): (Note 20)
General Partner unit (basic and diluted)	$ 2.251	$ 2.046	$ 2.248
Earnings per unit (Diluted): (Note 20)
General Partner unit (basic and diluted)	2.251	2.046	2.248
Common Units
Earnings per unit (Basic): (Note 20)
Common and subordinated units (basic)	2.251	2.050	2.291
Earnings per unit (Diluted): (Note 20)
Common and subordinated units (diluted)	$ 2.217	$ 2.037	2.291
Subordinated Units
Earnings per unit (Basic): (Note 20)
Common and subordinated units (basic)			1.542
Earnings per unit (Diluted): (Note 20)
Common and subordinated units (diluted)			$ 1.542